Other Non-Operating Income/Expense, Net	12 Months Ended
Dec. 31, 2020
Other Non-Operating Income/Expense, Net
Other Non-Operating Income/Expense, Net

(C.3) Other Non-Operating Income/Expense, Net

€ millions	2020	2019	2018
Foreign currency exchange gain/loss, net	-154	-51	-31
Thereof from financial assets at fair value through profit or loss	601	358	444
Thereof from financial assets at amortized cost	-134	194	148
Thereof from financial liabilities at fair value through profit or loss	-487	-396	-415
Thereof from financial liabilities at amortized cost	-34	-176	-202
Miscellaneous income/expense, net	-25	-23	-25
 Other non-operating income/expense, net	-179	-74	-56